SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Economic Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2012
TV program license [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	20 years
Audio-vision programming and broadcasting qualification [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	19 years 6 months
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years 4 months 21 days
Contract backlog [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	1 year 2 months 10 days
Contract backlog [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Concession agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years 9 months 13 days
Concession agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	4 years 4 months 21 days